UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/17

The following N-CSR relates only to the Registrant’s series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.   A separate N-CSR will be filed for any series with a different fiscal year end, as appropiate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Conservative Allocation Fund

SEMIANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR  MORE INFORMATION

Back Cover

Dreyfus Conservative Allocation Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Conservative Allocation Fund produced a total return of 3.24%.1 In comparison, the fund’s benchmark, the S&P 500® Index, produced a total return of 10.01% for the same period.2 The fund utilizes a Customized Global Blended Index composed of 40% MSCI World Index and 60% Bloomberg Barclays Global Aggregate Index, which returned -0.06% for the same period.3

Stocks rallied and bonds lost some value over the reporting period due to expectations of more business-friendly U.S. government policies and rising interest rates, respectively. Favorable results from many of the fund’s underlying investments enabled it to outperform its Customized Global Blended Index.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed-income securities. The fund is designed for investors with a lower risk tolerance.

The fund seeks to achieve its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid- and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.

Stocks Rallied, Bonds Fell in Post-Election Trading

Encouraging global economic data and better-than-expected corporate profits helped boost investors’ risk appetites near the start of the reporting period, driving stock prices higher. Although U.S. and international stocks generally declined in advance of the presidential election in November, the election’s widely unexpected outcome sparked market rallies that persisted through the reporting period’s end as investors looked forward to greater global economic growth and more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government.

Meanwhile, prices of high-quality bonds moved lower when investors began to anticipate that the Federal Reserve Board would raise short-term interest rates, as indeed it did in December. After the election, U.S. government securities fell sharply while lower rated corporate bonds rallied. Investors generally viewed the new presidential administration’s proposals as likely to increase economic growth and inflation, which historically have been considered negative for high-quality bonds but positive for corporate-backed securities.

Several Underlying Funds Bolstered Fund Results

The fund’s relative performance benefited during the reporting period from a number of its underlying equity and fixed-income funds. Among U.S. equity investments, successful security selections helped Dreyfus Strategic Value Fund and Dreyfus Disciplined Stock Fund participate more than fully in the U.S. stock market’s gains. The fund further benefited from overweighted exposure to funds that focus on small- and midcap U.S. stocks, including Dreyfus Smallcap Stock Index Fund, Dreyfus Opportunistic Midcap Value Fund, and Dreyfus Structured Midcap Fund. The fund also participated

3

DISCUSSION OF FUND PERFORMANCE (continued)

in gains among emerging-markets equities through its investment in Dreyfus Emerging Markets Fund. Although holdings of real estate investment trusts in Dreyfus Global Real Estate Securities Fund lagged broader market averages when interest rates climbed, the fund benefited from underweighted exposure to the market sector.

The fund’s underlying U.S. fixed-income funds generally produced better results than bond market averages. Overweighted exposure to the short end of the market’s maturity spectrum through Dreyfus Ultra Short Income Fund proved especially effective.

International equity funds produced less attractive results over the reporting period, mainly due to security selection shortfalls by International Stock Fund and Dreyfus/Newton International Equity Fund. Underlying global bond funds also lost a degree of value, but their declines were cushioned by underweighted exposure to the asset class.

We made no changes to the fund’s allocations during the reporting period.

Maintaining a Balanced Investment Posture

The outlook for global financial markets is murky. Stocks currently appear to have priced in the positive effects of proposed U.S. fiscal, tax, and regulatory policies even before they are enacted, and the bond market seems to expect higher interest rates in a growing economy. In our judgment, any economic or political disappointments could spark heightened volatility in both asset classes.

Therefore, we have maintained an asset allocation strategy that is roughly in line with the Customized Global Blended Index, and we have maintained a broadly diversified portfolio in an attempt to prevent dislocations in any single asset class from having a disproportionate impact on overall performance.

March 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2  Source: Lipper Inc. – The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3  Source: FactSet – The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Index is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

Expenses paid per $1,000†	$1.61
Ending value (after expenses)	$1,032.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

Expenses paid per $1,000†	$1.61
Ending value (after expenses)	$1,023.21

† Expenses are equal to the fund’s annualized expense ratio of .32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2017 (Unaudited)

Registered Investment Companies - 100.2%	Shares		Value ($)
Domestic Equity - 38.5%
Dreyfus Appreciation Fund, Cl. Y	54,933	[a]	1,951,220
Dreyfus Disciplined Stock Fund	37,052	[a]	1,345,723
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	20,765	[a]	719,292
Dreyfus Research Growth Fund, Cl. Y	174,549	[a]	2,539,692
Dreyfus Smallcap Stock Index Fund, Investor Shares	25,930	[a]	788,532
Dreyfus Strategic Value Fund, Cl. Y	52,330	[a]	2,126,684
Dreyfus Structured Midcap Fund, Cl. Y	23,697	[a]	742,182
Dreyfus U.S. Equity Fund, Cl. Y	98,381	[a]	1,770,867
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	39,658	[a,b]	722,963
			12,707,155
Domestic Fixed Income - 46.2%
Dreyfus Bond Market Index Fund, Cl. I	321,934	[a]	3,318,979
Dreyfus High Yield Fund, Cl. I	318,075	[a]	2,018,872
Dreyfus Intermediate Term Income Fund, Cl. Y	443,635	[a]	5,939,856
Dreyfus Ultra Short Income Fund, Institutional Shares	391,896	[a]	3,949,195
			15,226,902
Foreign Equity - 7.0%
Dreyfus Emerging Markets Fund, Cl. Y	30,424	[a]	299,072
Dreyfus Global Real Estate Securities Fund, Cl. Y	31,392	[a]	276,560
Dreyfus International Equity Fund, Cl. Y	14,110	[a]	482,139
Dreyfus International Stock Index Fund, Investor Shares	28,386	[a]	435,443
Dreyfus/Newton International Equity Fund, Cl. Y	25,818	[a]	474,016
International Stock Fund, Cl. Y	23,527	[a]	361,838
			2,329,068
Foreign Fixed Income - 8.5%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	104,817	[a,b]	1,219,024
Dreyfus International Bond Fund, Cl. Y	104,544	[a]	1,583,838
			2,802,862
Total Investments (cost $31,256,443)	100.2%		33,065,987
Liabilities, Less Cash and Receivables	(.2%)		(79,741)
Net Assets	100.0%		32,986,246

a Investment in affiliated mutual fund.

b Non-income producing security.

6

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	84.7
Mutual Funds: Foreign	15.5
100.2

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	31,256,443	33,065,987
Receivable for investment securities sold		29,596
Prepaid expenses		8,371
		33,103,954
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		8,938
Cash overdraft due to Custodian		28,995
Payable for shares of Common Stock redeemed		45,912
Accrued expenses		33,863
		117,708
Net Assets ($)		32,986,246
Composition of Net Assets ($):
Paid-in capital		31,012,699
Accumulated undistributed investment income—net		49,697
Accumulated net realized gain (loss) on investments		114,306
Accumulated net unrealized appreciation (depreciation) on investments		1,809,544
Net Assets ($)		32,986,246
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		2,197,534
Net Asset Value Per Share ($)		15.01

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	338,288
Expenses:
Shareholder servicing costs—Note 3(b)	48,409
Professional fees	20,665
Registration fees	9,223
Prospectus and shareholders’ reports	6,392
Directors’ fees and expenses—Note 3(c)	1,268
Custodian fees—Note 3(b)	631
Loan commitment fees—Note 2	463
Miscellaneous	7,174
Total Expenses	94,225
Less—reduction in expenses due to undertaking—Note 3(a)	(40,463)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(1,458)
Less—reduction in fees due to earnings credits—Note 3(b)	(354)
Net Expenses	51,950
Investment Income—Net	286,338
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(157,960)
Capital gain distributions from affiliated issuers	664,697
Net Realized Gain (Loss)	506,737
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	235,683
Net Realized and Unrealized Gain (Loss) on Investments	742,420
Net Increase in Net Assets Resulting from Operations	1,028,758

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	286,338	535,320
Net realized gain (loss) on investments	506,737	1,197,906
Net unrealized appreciation (depreciation) on investments	235,683	90,341
Net Increase (Decrease) in Net Assets Resulting from Operations	1,028,758	1,823,567
Distributions to Shareholders from ($):
Investment income—net	(485,044)	(670,058)
Net realized gain on investments	(1,345,104)	(704,655)
Total Distributions	(1,830,148)	(1,374,713)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,553,503	1,809,785
Distributions reinvested	1,796,635	1,353,490
Cost of shares redeemed	(2,545,279)	(4,672,053)
Increase (Decrease) in Net Assets from Capital Stock Transactions	804,859	(1,508,778)
Total Increase (Decrease) in Net Assets	3,469	(1,059,924)
Net Assets ($):
Beginning of Period	32,982,777	34,042,701
End of Period	32,986,246	32,982,777
Undistributed investment income—net	49,697	248,403
Capital Share Transactions (Shares):
Shares sold	103,393	120,990
Shares issued for distributions reinvested	123,650	92,896
Shares redeemed	(168,469)	(313,646)
Net Increase (Decrease) in Shares Outstanding	58,574	(99,760)

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2017		Year Ended August 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.42	15.21	16.23	14.87	14.52	13.91
Investment Operations:
Investment income—net[a]	.13	.24	.29	.26	.30	.23
Net realized and unrealized gain (loss) on investments	.34	.60	(.75)	1.53	.45	.71
Total from Investment Operations	.47	.84	(.46)	1.79	.75	.94
Distributions:
Dividends from investment income—net	(.23)	(.31)	(.34)	(.29)	(.29)	(.26)
Dividends from net realized gain on investments	(.65)	(.32)	(.22)	(.14)	(.11)	(.07)
Total Distributions	(.88)	(.63)	(.56)	(.43)	(.40)	(.33)
Net asset value, end of period	15.01	15.42	15.21	16.23	14.87	14.52
Total Return (%)	3.24[b]	5.82	(2.94)	12.13	5.19	6.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.59[d]	.60	.54	.59	.68	.84
Ratio of net expenses to average net assets[c]	.32[d]	.33	.32	.22	.31	.71
Ratio of net investment income to average net assets[c]	1.78[d]	1.62	1.84	1.65	1.99	1.64
Portfolio Turnover Rate	6.88[b]	11.05	16.34	20.38	37.15	25.89
Net Assets, end of period ($ x 1,000)	32,986	32,983	34,043	39,367	28,116	20,810

a  Based on average shares outstanding.

b  Not annualized.

c  Amounts do not include the expenses of the underlying funds.

d  Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

12

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Companies†	33,065,987	-	-	33,065,987

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	1,870,576	337,518	124,669	(42,077)
Dreyfus Bond Market Index Fund, Cl. I	3,505,885	182,876	232,111	(5,167)
Dreyfus Disciplined Stock Fund	1,231,949	74,298	75,255	(740)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	1,277,487	65,566	120,136	(31,751)
Dreyfus Emerging Markets Fund, Cl. Y	283,259	16,879	24,934	(717)
Dreyfus Global Real Estate Securities Fund, Cl. Y	310,169	42,191	49,868	1,912
Dreyfus High Yield Fund, Cl. I	1,986,797	129,219	138,269	(10,533)
Dreyfus Intermediate Term Income Fund, Cl. Y	6,243,702	315,326	427,501	(27,579)
Dreyfus International Bond Fund, Cl. Y	1,726,600	78,027	123,989	(14,561)
Dreyfus International Equity Fund, Cl. Y	474,668	27,058	34,454	(1,542)
Dreyfus International Stock Index Fund, Investor Shares	433,957	31,071	35,134	(941)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	646,742	58,381	45,334	(7,506)
Dreyfus Research Growth Fund, Cl. Y	2,448,739	211,404	148,923	1,136
Dreyfus Smallcap Stock Index Fund, Investor Shares	717,063	71,043	42,841	827
Dreyfus Strategic Value Fund, Cl. Y	1,889,778	123,765	120,362	(1,861)

14

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Structured Midcap Fund, Cl. Y	675,608	31,506	43,294	456
Dreyfus U.S. Equity Fund, Cl. Y	1,696,577	199,008	106,535	(2,817)
Dreyfus Ultra Short Income Fund, Institutional Shares	4,048,530	157,831	261,125	(12,026)
Dreyfus/Newton International Equity Fund, Cl. Y	491,122	29,841	42,387	(2,996)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	683,511	38,450	43,068	18
International Stock Fund, Cl. Y	372,114	18,883	26,521	505
Total	33,014,833	2,240,141	2,266,710	(157,960)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(90,128)	1,951,220	5.9	269,404
Dreyfus Bond Market Index Fund, Cl. I	(132,504)	3,318,979	10.1	56,198
Dreyfus Disciplined Stock Fund	115,471	1,345,723	4.1	33,227
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	27,858	1,219,024	3.7	-
Dreyfus Emerging Markets Fund, Cl. Y	24,585	299,072.9		3,271
Dreyfus Global Real Estate Securities Fund, Cl. Y	(27,844)	276,560.8		14,975
Dreyfus High Yield Fund, Cl. I	51,658	2,018,872	6.1	53,758
Dreyfus Intermediate Term Income Fund, Cl. Y	(164,092)	5,939,856	18.0	82,012
Dreyfus International Bond Fund, Cl. Y	(82,239)	1,583,838	4.8	10,358
Dreyfus International Equity Fund, Cl. Y	16,409	482,139	1.5	8,254
Dreyfus International Stock Index Fund, Investor Shares	6,490	435,443	1.3	11,897

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	67,009	719,292	2.2	33,638
Dreyfus Research Growth Fund, Cl. Y	27,336	2,539,692	7.7	130,129
Dreyfus Smallcap Stock Index Fund, Investor Shares	42,440	788,532	2.4	47,662
Dreyfus Strategic Value Fund, Cl. Y	235,364	2,126,684	6.4	58,076
Dreyfus Structured Midcap Fund, Cl. Y	77,906	742,182	2.2	7,878
Dreyfus U.S. Equity Fund, Cl. Y	(15,366)	1,770,867	5.4	140,866
Dreyfus Ultra Short Income Fund, Institutional Shares	15,985	3,949,195	12.0	15,319
Dreyfus/Newton International Equity Fund, Cl. Y	(1,564)	474,016	1.4	6,709
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	44,052	722,963	2.2	14,945
International Stock Fund, Cl. Y	(3,143)	361,838	1.1	4,409
Total	235,683	33,065,987	100.2	1,002,985

† Includes reinvested dividends/distributions.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

16

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $675,532 and long-term capital gains $699,181. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaking, amounted to $40,463 during the period ended February 28, 2017.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2017, the fund was charged $40,181 pursuant to the Shareholder Services Plan of which $1,458 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $5,644 for transfer agency services and $474 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $354.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $631 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $4,483 for services performed by the Chief Compliance Officer and his staff.

18

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $6,235, custodian fees $3,057, Chief Compliance Officer fees $3,736 and transfer agency fees $2,461, which are offset against an expense reimbursement currently in effect in the amount of $6,551.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $2,240,141 and $2,266,710, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $1,809,544, consisting of $2,739,217 gross unrealized appreciation and $929,673 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

20

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods except for the two-year period when it was below the medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indexes.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2018, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses but including acquired fund fees and expenses) do not exceed 0.93% of the fund’s average daily net assets and that the expense limitation would be extended until January 1, 2018.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board noted that fund does not pay a fee to Dreyfus pursuant to the Agreement.

The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including

22

information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

23

NOTES

24

NOTES

25

For More Information

Dreyfus Conservative Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SCALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6268SA0217

Dreyfus Growth Allocation Fund

SEMIANNUAL REPORT February 28, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Growth Allocation Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Growth Allocation Fund produced a total return of 5.96%.1 In comparison, the fund’s benchmark, the S&P 500® Index, produced a total return of 10.01% for the same period.2 The fund utilizes a Customized Global Blended Index composed of 80% MSCI World Index and 20% Bloomberg Barclays Global Aggregate Index, which returned 5.12% for the same period.3

Stocks rallied and bonds lost some value over the reporting period due to expectations of more business-friendly U.S. government policies and rising interest rates, respectively. Favorable results from many of the fund’s underlying investments enabled it to outperform its Customized Global Blended Index.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed-income securities. The fund is designed for investors with high risk tolerance.

The fund seeks to achieve its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.

Stocks Rallied, Bonds Fell in Post-Election Trading

Encouraging global economic data and better-than-expected corporate profits helped boost investors’ risk appetites near the start of the reporting period, driving stock prices higher. Although U.S. and international stocks generally declined in advance of the presidential election in November, the election’s widely unexpected outcome sparked market rallies that persisted through the reporting period’s end as investors looked forward to greater global economic growth and more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government.

Meanwhile, prices of high-quality bonds moved lower when investors began to anticipate that the Federal Reserve Board would raise short-term interest rates, as indeed it did in December. After the election, U.S. government securities fell sharply while lower rated corporate bonds rallied. Investors generally viewed the new presidential administration’s proposals as likely to increase economic growth and inflation, which historically have been considered negative for high-quality bonds but positive for corporate-backed securities.

Several Underlying Funds Bolstered Fund Results

The fund’s relative performance benefited during the reporting period from a number of its underlying equity and fixed-income funds. Among U.S. equity investments, successful security selections helped Dreyfus Strategic Value Fund and Dreyfus Disciplined Stock Fund participate more than fully in the U.S. stock market’s gains. The fund further benefited from overweighted exposure to funds that focus on small- and midcap U.S. stocks, including Dreyfus Smallcap Stock Index Fund, Dreyfus Opportunistic Midcap Value Fund, and Dreyfus Structured Midcap Fund. The fund also participated in gains among emerging-markets equities through its investment in Dreyfus Emerging Markets Fund.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Although holdings of real estate investment trusts in Dreyfus Global Real Estate Securities Fund lagged broader market averages when interest rates climbed, the fund benefited from underweighted exposure to the market sector.

The fund’s underlying U.S. fixed-income funds generally produced better results than bond market averages. Overweighted exposure to the short end of the market’s maturity spectrum through Dreyfus Ultra Short Income Fund proved especially effective.

International equity funds produced less attractive results over the reporting period, mainly due to security selection shortfalls by International Stock Fund and Dreyfus/Newton International Equity Fund. Underlying global bond funds also lost a degree of value, but their declines were cushioned by underweighted exposure to the asset class.

We made no changes to the fund’s allocations during the reporting period.

Maintaining a Balanced Investment Posture

The outlook for global financial markets is murky. Stocks currently appear to have priced in the positive effects of proposed U.S. fiscal, tax, and regulatory policies even before they are enacted, and the bond market seems to expect higher interest rates in a growing economy. In our judgment, any economic or political disappointments could spark heightened volatility in both asset classes.

Therefore, we have maintained an asset allocation strategy that is roughly in line with the Customized Global Blended Index, and we have maintained a broadly diversified portfolio in an attempt to prevent dislocations in any single asset class from having a disproportionate impact on overall performance.

March 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Source: Lipper Inc. – The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: FactSet – The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Index is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

Expenses paid per $1,000†	$2.50
Ending value (after expenses)	$1,059.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

Expenses paid per $1,000†	$2.46
Ending value (after expenses)	$1,022.36

†  Expenses are equal to the fund’s annualized expense ratio of .49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2017 (Unaudited)

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 59.9%
Dreyfus Appreciation Fund, Cl. Y	55,025	[a]	1,954,472
Dreyfus Disciplined Stock Fund	36,697	[a]	1,332,837
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	24,117	[a]	835,393
Dreyfus Research Growth Fund, Cl. Y	193,776	[a]	2,819,446
Dreyfus Smallcap Stock Index Fund, Investor Shares	25,780	[a]	783,965
Dreyfus Strategic Value Fund, Cl. Y	50,264	[a]	2,042,728
Dreyfus Structured Midcap Fund, Cl. Y	23,572	[a]	738,266
Dreyfus U.S. Equity Fund, Cl. Y	97,305	[a]	1,751,486
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	39,491	[a,b]	719,915
			12,978,508
Domestic Fixed Income - 24.2%
Dreyfus Bond Market Index Fund, Cl. I	37,082	[a]	381,575
Dreyfus High Yield Fund, Cl. I	62,233	[a]	393,315
Dreyfus Intermediate Term Income Fund, Cl. Y	84,537	[a]	1,129,414
Dreyfus Ultra Short Income Fund, Institutional Shares	331,213	[a]	3,335,312
			5,239,616
Foreign Equity - 13.6%
Dreyfus Emerging Markets Fund, Cl. Y	46,127	[a]	453,426
Dreyfus Global Real Estate Securities Fund, Cl. Y	53,951	[a]	475,311
Dreyfus International Equity Fund, Cl. Y	16,353	[a]	558,789
Dreyfus International Stock Index Fund, Investor Shares	32,866	[a]	504,164
Dreyfus/Newton International Equity Fund, Cl. Y	29,623	[a]	543,885
International Stock Fund, Cl. Y	27,225	[a]	418,718
			2,954,293
Foreign Fixed Income - 2.4%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	19,962	[a,b]	232,160
Dreyfus International Bond Fund, Cl. Y	19,905	[a]	301,566
			533,726
Total Investments (cost $18,800,432)	100.1%		21,706,143
Liabilities, Less Cash and Receivables	(.1%)		(27,688)
Net Assets	100.0%		21,678,455

a Investment in affiliated mutual fund.

b Non-income producing security.

6

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	84.0
Mutual Funds: Foreign	16.1
100.1

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	18,800,432	21,706,143
Cash		1,346
Receivable for shares of Common Stock subscribed		379
Prepaid expenses		8,156
		21,716,024
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		7,994
Payable for shares of Common Stock redeemed		500
Accrued expenses		29,075
		37,569
Net Assets ($)		21,678,455
Composition of Net Assets ($):
Paid-in capital		18,328,162
Accumulated undistributed investment income—net		3,582
Accumulated net realized gain (loss) on investments		441,000
Accumulated net unrealized appreciation (depreciation) on investments		2,905,711
Net Assets ($)		21,678,455
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,272,914
Net Asset Value Per Share ($)		17.03

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	204,016
Expenses:
Shareholder servicing costs—Note 3(b)	33,120
Professional fees	21,944
Registration fees	9,194
Prospectus and shareholders’ reports	3,727
Custodian fees—Note 3(b)	1,185
Directors’ fees and expenses—Note 3(c)	992
Loan commitment fees—Note 2	275
Miscellaneous	5,255
Total Expenses	75,692
Less—reduction in expenses due to undertaking—Note 3(a)	(22,867)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(1,555)
Less—reduction in fees due to earnings credits—Note 3(b)	(318)
Net Expenses	50,952
Investment Income—Net	153,064
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(39,988)
Capital gain distributions from affiliated issuers	669,405
Net Realized Gain (Loss)	629,417
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	446,829
Net Realized and Unrealized Gain (Loss) on Investments	1,076,246
Net Increase in Net Assets Resulting from Operations	1,229,310

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	153,064	205,339
Net realized gain (loss) on investments	629,417	1,401,600
Net unrealized appreciation (depreciation) on investments	446,829	(278,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,229,310	1,328,835
Distributions to Shareholders from ($):
Investment income—net	(210,007)	(265,052)
Net realized gain on investments	(1,479,272)	(759,179)
Total Distributions	(1,689,279)	(1,024,231)
Capital Stock Transactions ($):
Net proceeds from shares sold	576,846	1,067,420
Distributions reinvested	1,664,896	1,011,354
Cost of shares redeemed	(1,488,169)	(3,770,520)
Increase (Decrease) in Net Assets from Capital Stock Transactions	753,573	(1,691,746)
Total Increase (Decrease) in Net Assets	293,604	(1,387,142)
Net Assets ($):
Beginning of Period	21,384,851	22,771,993
End of Period	21,678,455	21,384,851
Undistributed investment income—net	3,582	60,525
Capital Share Transactions (Shares):
Shares sold	33,814	63,272
Shares issued for distributions reinvested	102,016	60,962
Shares redeemed	(87,365)	(223,750)
Net Increase (Decrease) in Shares Outstanding	48,465	(99,516)

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months ended
	February 28, 2017	Year Ended August 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.46	17.20	18.66	16.37	15.08	14.21
Investment Operations:
Investment income—net[a]	.12	.16	.21	.18	.21	.12
Net realized and unrealized gain (loss) on investments	.86	.89	(.74)	2.56	1.52	1.03
Total from Investment Operations	.98	1.05	(.53)	2.74	1.73	1.15
Distributions:
Dividends from investment income—net	(.18)	(.20)	(.29)	(.24)	(.20)	(.18)
Dividends from net realized gain on investments	(1.23)	(.59)	(.64)	(.21)	(.24)	(.10)
Total Distributions	(1.41)	(.79)	(.93)	(.45)	(.44)	(.28)
Net asset value, end of period	17.03	17.46	17.20	18.66	16.37	15.08
Total Return (%)	5.96[b]	6.35	(2.93)	16.87	11.64	8.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.72[d]	.73	.69	.73	.81	1.01
Ratio of net expenses to average net assets[c]	.49[d]	.47	.46	.28	.31	.58
Ratio of net investment income to average net assets[c]	1.46[d]	.94	1.14	.99	1.30	.82
Portfolio Turnover Rate	6.80[b]	12.62	18.54	27.19	39.25	30.83
Net Assets, end of period ($ x 1,000)	21,678	21,385	22,772	24,463	20,912	15,033

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

12

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Companies†	21,706,143	-	-	21,706,143

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	1,903,487	322,630	137,892	(32,224)
Dreyfus Bond Market Index Fund, Cl. I	409,724	17,167	29,369	(340)
Dreyfus Disciplined Stock Fund	1,237,521	62,709	82,295	(1,061)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	248,787	9,090	25,128	(5,667)
Dreyfus Emerging Markets Fund, Cl. Y	438,353	20,384	42,404	286
Dreyfus Global Real Estate Securities Fund, Cl. Y	553,384	59,972	92,661	7,304
Dreyfus High Yield Fund, Cl. I	393,464	21,288	29,526	(1,786)
Dreyfus Intermediate Term Income Fund, Cl. Y	1,207,524	48,235	89,677	(5,346)
Dreyfus International Bond Fund, Cl. Y	334,727	11,431	26,071	(2,390)
Dreyfus International Equity Fund, Cl Y	559,559	25,560	43,817	(1,242)
Dreyfus International Stock Index Fund, Investor Shares	512,090	30,088	44,603	490
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	763,406	60,234	58,424	(5,198)
Dreyfus Research Growth Fund, Cl. Y	2,757,105	211,642	181,866	3,504
Dreyfus Smallcap Stock Index Fund, Investor Shares	723,086	65,039	47,273	1,702
Dreyfus Strategic Value Fund, Cl. Y	1,841,732	102,256	127,527	2,551
Dreyfus Structured Midcap Fund, Cl. Y	682,140	25,180	47,744	1,877
Dreyfus U.S. Equity Fund, Cl. Y	1,702,897	181,779	115,904	5,222

14

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Ultra Short Income Fund, Institutional Shares	3,454,982	90,217	213,277	(9,525)
Dreyfus/Newton International Equity Fund, Cl. Y	575,550	27,233	53,712	(516)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	690,701	32,098	47,587	782
International Stock Fund, Cl. Y	438,034	17,340	33,766	1,589
Total	21,428,253	1,441,572	1,570,523	(39,988)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(101,529)	1,954,472	9.0	272,723
Dreyfus Bond Market Index Fund, Cl. I	(15,607)	381,575	1.8	6,543
Dreyfus Disciplined Stock Fund	115,963	1,332,837	6.1	32,939
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	5,078	232,160	1.1	-
Dreyfus Emerging Markets Fund, Cl. Y	36,807	453,426	2.1	5,044
Dreyfus Global Real Estate Securities Fund, Cl. Y	(52,688)	475,311	2.2	26,452
Dreyfus High Yield Fund, Cl. I	9,875	393,315	1.8	10,607
Dreyfus Intermediate Term Income Fund, Cl. Y	(31,322)	1,129,414	5.2	15,795
Dreyfus International Bond Fund, Cl. Y	(16,131)	301,566	1.4	2,000
Dreyfus International Equity Fund, Cl Y	18,729	558,789	2.6	9,710
Dreyfus International Stock Index Fund, Investor Shares	6,099	504,164	2.3	13,953

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	75,375	835,393	3.9	39,099
Dreyfus Research Growth Fund, Cl. Y	29,061	2,819,446	13.0	145,853
Dreyfus Smallcap Stock Index Fund, Investor Shares	41,411	783,965	3.6	47,939
Dreyfus Strategic Value Fund, Cl. Y	223,716	2,042,728	9.4	56,124
Dreyfus Structured Midcap Fund, Cl. Y	76,813	738,266	3.4	7,910
Dreyfus U.S. Equity Fund, Cl. Y	(22,508)	1,751,486	8.1	139,851
Dreyfus Ultra Short Income Fund, Institutional Shares	12,915	3,335,312	15.4	13,066
Dreyfus/Newton International Equity Fund, Cl. Y	(4,670)	543,885	2.5	7,803
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	43,921	719,915	3.3	14,884
International Stock Fund, Cl. Y	(4,479)	418,718	1.9	5,126
Total	446,829	21,706,143	100.1	873,421

† Includes reinvested dividends/distributions.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

16

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $279,159 and long-term capital gains $745,072. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds’ are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaking, amounted to $22,867 during the period ended February 28, 2017.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2017, the fund was charged $26,254 pursuant to the Shareholder Services Plan of which $1,555 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $5,501 for transfer agency services and $425 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $318.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $1,185 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $4,483 for services performed by the Chief Compliance Officer and his staff.

18

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,146, custodian fees $2,797, Chief Compliance Officer fees $3,736 and transfer agency fees $1,908, which are offset against an expense reimbursement currently in effect in the amount of $4,593.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $1,441,572 and $1,570,523, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $2,905,711, consisting of $3,291,950 gross unrealized appreciation and $386,239 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and noted that the fund’s total

20

return performance was at or above the Performance Group median for all periods except the one-year period when it was below the median and below the Performance Universe median for all periods. The Board noted the proximity of the fund’s performance to the Performance Universe median in each period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indexes.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee and the fund’s total expenses (including acquired fund fees and expenses) were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2018, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses but including acquired fund fees and expenses) do not exceed 1.17% of the fund’s average daily net assets and that the expense limitation would be extended until January 1, 2018.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance relative to the performance of the funds in the Performance Group, which generally is believed to provide a more meaningful comparison.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board noted that fund does not pay a fee to Dreyfus pursuant to the Agreement.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in

22

others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

23

NOTES

24

NOTES

25

For More Information

Dreyfus Growth Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6270SA0217

Dreyfus Moderate Allocation Fund

SEMIANNUAL REPORT February 28, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Moderate Allocation Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Moderate Allocation Fund produced a total return of 4.59%.1 In comparison, the fund’s benchmark, the S&P 500® Index, produced a total return of 10.01% for the same period.2 The fund utilizes a Customized Global Blended Index composed of 60% MSCI World Index and 40% Bloomberg Barclays Global Aggregate Index, which returned 2.50% for the same period.3

Stocks rallied and bonds lost some value over the reporting period due to expectations of more business-friendly U.S. government policies and rising interest rates, respectively. Favorable results from many of the fund’s underlying investments enabled it to outperform its Customized Global Blended Index.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed-income securities. The fund is designed for investors with moderate-to-high risk tolerance.

The fund seeks to achieve its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid-, and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.

Stocks Rallied, Bonds Fell in Post-Election Trading

Encouraging global economic data and better-than-expected corporate profits helped boost investors’ risk appetites near the start of the reporting period, driving stock prices higher. Although U.S. and international stocks generally declined in advance of the presidential election in November, the election’s widely unexpected outcome sparked market rallies that persisted through the reporting period’s end as investors looked forward to greater global economic growth and more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government.

Meanwhile, prices of high-quality bonds moved lower when investors began to anticipate that the Federal Reserve Board would raise short-term interest rates, as indeed it did in December. After the election, U.S. government securities fell sharply while lower rated corporate bonds rallied. Investors generally viewed the new presidential administration’s proposals as likely to increase economic growth and inflation, which historically have been considered negative for high-quality bonds but positive for corporate-backed securities.

Several Underlying Funds Bolstered Fund Results

The fund’s relative performance benefited during the reporting period from a number of its underlying equity and fixed-income funds. Among U.S. equity investments, successful security selections helped Dreyfus Strategic Value Fund and Dreyfus Disciplined Stock Fund participate more than fully in the U.S. stock market’s gains. The fund further benefited from overweighted exposure to funds that focus on small- and midcap U.S. stocks, including Dreyfus Smallcap Stock Index Fund, Dreyfus Opportunistic Midcap Value Fund, and Dreyfus Structured Midcap Fund. The fund also participated in gains among emerging-markets equities through its investment in Dreyfus Emerging Markets Fund.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Although holdings of real estate investment trusts in Dreyfus Global Real Estate Securities Fund lagged broader market averages when interest rates climbed, the fund benefited from underweighted exposure to the market sector.

The fund’s underlying U.S. fixed-income funds generally produced better results than bond market averages. Overweighted exposure to the short end of the market’s maturity spectrum through Dreyfus Ultra Short Income Fund proved especially effective.

International equity funds produced less attractive relative results over the reporting period, mainly due to security selection shortfalls by International Stock Fund and Dreyfus/Newton International Equity Fund. Underlying global bond funds also lost a degree of value, but their declines were cushioned by underweighted exposure to the asset class.

We made no changes to the fund’s allocations during the reporting period.

Maintaining a Balanced Investment Posture

The outlook for global financial markets is murky. Stocks currently appear to have priced in the positive effects of proposed U.S. fiscal, tax, and regulatory policies even before they are enacted, and the bond market seems to expect higher interest rates in a growing economy. In our judgment, any economic or political disappointments could spark heightened volatility in both asset classes.

Therefore, we have maintained an asset allocation strategy that is roughly in line with the Customized Global Blended Index, and we have maintained a broadly diversified portfolio in an attempt to prevent dislocations in any single asset class from having a disproportionate impact on overall performance.

March 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Source: Lipper Inc. – The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: FactSet – The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Index is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

Expenses paid per $1,000†	$2.03
Ending value (after expenses)	$1,045.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

Expenses paid per $1,000†	$2.01
Ending value (after expenses)	$1,022.81

† Expenses are equal to the fund’s annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2017 (Unaudited)

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 48.8%
Dreyfus Appreciation Fund, Cl. Y	134,162	[a]	4,765,421
Dreyfus Disciplined Stock Fund	89,923	[a]	3,265,987
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	45,953	[a]	1,591,827
Dreyfus Research Growth Fund, Cl. Y	448,210	[a]	6,521,459
Dreyfus Smallcap Stock Index Fund, Investor Shares	61,363	[a]	1,866,040
Dreyfus Strategic Value Fund, Cl. Y	125,030	[a]	5,081,203
Dreyfus Structured Midcap Fund, Cl. Y	56,504	[a]	1,769,714
Dreyfus U.S. Equity Fund, Cl. Y	235,090	[a]	4,231,629
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	93,558	[a,b]	1,705,555
			30,798,835
Domestic Fixed Income - 35.4%
Dreyfus Bond Market Index Fund, Cl. I	341,857	[a]	3,517,712
Dreyfus High Yield Fund, Cl. I	382,807	[a]	2,419,342
Dreyfus Intermediate Term Income Fund, Cl. Y	541,880	[a]	7,239,518
Dreyfus Ultra Short Income Fund, Institutional Shares	908,001	[a]	9,143,566
			22,320,138
Foreign Equity - 10.6%
Dreyfus Emerging Markets Fund, Cl. Y	114,062	[a]	1,121,234
Dreyfus Global Real Estate Securities Fund, Cl. Y	94,533	[a]	832,838
Dreyfus International Equity Fund, Cl. Y	38,924	[a]	1,330,024
Dreyfus International Stock Index Fund, Investor Shares	77,119	[a]	1,183,003
Dreyfus/Newton International Equity Fund, Cl. Y	69,104	[a]	1,268,748
International Stock Fund, Cl. Y	63,822	[a]	981,587
			6,717,434
Foreign Fixed Income - 5.3%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	123,064	[a,b]	1,431,233
Dreyfus International Bond Fund, Cl. Y	126,455	[a]	1,915,786
			3,347,019
Total Investments (cost $57,831,056)	100.1%		63,183,426
Liabilities, Less Cash and Receivables	(.1%)		(51,344)
Net Assets	100.0%		63,132,082

a Investment in affiliated mutual fund.

b Non-income producing security.

6

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	84.2
Mutual Funds: Foreign	15.9
100.1

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	57,831,056	63,183,426
Prepaid expenses		8,604
		63,192,030
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		21,256
Cash overdraft due to Custodian		251
Payable for shares of Common Stock redeemed		1,500
Accrued expenses		36,941
		59,948
Net Assets ($)		63,132,082
Composition of Net Assets ($):
Paid-in capital		56,859,669
Accumulated undistributed investment income—net		77,236
Accumulated net realized gain (loss) on investments		842,807
Accumulated net unrealized appreciation (depreciation) on investments		5,352,370
Net Assets ($)		63,132,082
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		3,928,791
Net Asset Value Per Share ($)		16.07

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	616,302
Expenses:
Shareholder servicing costs—Note 3(b)	91,442
Professional fees	20,085
Prospectus and shareholders’ reports	9,686
Registration fees	9,327
Directors’ fees and expenses—Note 3(c)	2,896
Loan commitment fees—Note 2	1,122
Custodian fees—Note 3(b)	551
Miscellaneous	9,083
Total Expenses	144,192
Less—reduction in expenses due to undertaking—Note 3(a)	(18,116)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(3,664)
Less—reduction in fees due to earnings credits—Note 3(b)	(594)
Net Expenses	121,818
Investment Income—Net	494,484
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(210,303)
Capital gain distributions from affiliated issuers	1,601,904
Net Realized Gain (Loss)	1,391,601
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	884,932
Net Realized and Unrealized Gain (Loss) on Investments	2,276,533
Net Increase in Net Assets Resulting from Operations	2,771,017

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	494,484	832,970
Net realized gain (loss) on investments	1,391,601	3,167,968
Net unrealized appreciation (depreciation) on investments	884,932	(308,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,771,017	3,692,121
Distributions to Shareholders from ($):
Investment income—net	(800,078)	(1,000,105)
Net realized gain on investments	(3,425,228)	(2,131,729)
Total Distributions	(4,225,306)	(3,131,834)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,436,644	2,291,275
Distributions reinvested	4,172,525	3,091,715
Cost of shares redeemed	(4,541,443)	(10,319,739)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,067,726	(4,936,749)
Total Increase (Decrease) in Net Assets	(386,563)	(4,376,462)
Net Assets ($):
Beginning of Period	63,518,645	67,895,107
End of Period	63,132,082	63,518,645
Undistributed investment income—net	77,236	382,830
Capital Share Transactions (Shares):
Shares sold	88,895	142,778
Shares issued for distributions reinvested	269,717	197,680
Shares redeemed	(281,731)	(647,140)
Net Increase (Decrease) in Shares Outstanding	76,881	(306,682)

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2017		Year Ended August 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.49	16.33	17.53	15.67	14.85	14.12
Investment Operations:
Investment income—net[a]	.13	.21	.26	.22	.26	.18
Net realized and unrealized gain (loss) on investments	.58	.73	(.76)	2.03	.94	.86
Total from Investment Operations	.71	.94	(.50)	2.25	1.20	1.04
Distributions:
Dividends from investment income—net	(.21)	(.25)	(.33)	(.26)	(.25)	(.22)
Dividends from net realized gain on investments	(.92)	(.53)	(.37)	(.13)	(.13)	(.09)
Total Distributions	(1.13)	(.78)	(.70)	(.39)	(.38)	(.31)
Net asset value, end of period	16.07	16.49	16.33	17.53	15.67	14.85
Total Return (%)	4.59[b]	6.06	(3.00)	14.45	8.16	7.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.47[d]	.44	.42	.43	.51	.63
Ratio of net expenses to average net assets[c]	.40[d]	.40	.39	.25	.29	.59
Ratio of net investment income to average net assets[c]	1.61[d]	1.29	1.52	1.30	1.68	1.27
Portfolio Turnover Rate	5.12[b]	9.95	10.58	17.81	31.25	28.82
Net Assets, end of period ($ x 1,000)	63,132	63,519	67,895	83,591	58,415	35,389

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

12

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Companies†	63,183,426	-	-	63,183,426

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment	Value			Net Realized
Company	8/31/2016 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	4,669,284	731,657	309,941	(91,891)
Dreyfus Bond Market Index Fund, Cl. I	3,795,440	115,229	246,917	(2,657)
Dreyfus Disciplined Stock Fund	3,049,434	121,798	184,756	(4,024)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	1,550,336	33,374	149,359	(38,171)
Dreyfus Emerging Markets Fund, Cl. Y	1,091,385	33,628	94,968	(3,355)
Dreyfus Global Real Estate Securities Fund, Cl. Y	997,282	83,683	168,353	19,625
Dreyfus High Yield Fund, Cl. I	2,435,824	102,672	168,785	(12,965)
Dreyfus Intermediate Term Income Fund, Cl. Y	7,783,769	219,170	530,096	(29,087)
Dreyfus International Bond Fund, Cl. Y	2,139,768	46,988	153,677	(15,647)
Dreyfus International Equity Fund, Cl. Y	1,339,863	44,367	95,832	(2,714)
Dreyfus International Stock Index Fund, Investor Shares	1,210,711	54,380	97,558	(864)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	1,464,492	97,191	101,875	(18,707)
Dreyfus Research Growth Fund, Cl. Y	6,411,635	422,810	385,484	12,897
Dreyfus Smallcap Stock Index Fund, Investor Shares	1,730,341	136,342	102,307	3,634
Dreyfus Strategic Value Fund, Cl. Y	4,608,764	203,822	290,949	(6,643)
Dreyfus Structured Midcap Fund, Cl. Y	1,644,546	42,139	104,033	1,817

14

Affiliated Investment	Value			Net Realized
Company	8/31/2016 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Ultra Short Income Fund, Institutional Shares	9,549,885	165,534	581,033	(26,894)
Dreyfus U.S. Equity Fund, Cl. Y	4,137,974	397,174	257,710	6,928
Dreyfus/Newton International Equity Fund, Cl. Y	1,353,667	44,402	117,415	(5,601)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	1,644,975	58,031	102,307	1,396
International Stock Fund, Cl. Y	1,033,281	28,490	73,385	2,620
TOTAL	63,642,656	3,182,881	4,316,740	(210,303)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(233,688)	4,765,421	7.5	662,259
Dreyfus Bond Market Index Fund, Cl. I	(143,383)	3,517,712	5.6	60,057
Dreyfus Disciplined Stock Fund	283,535	3,265,987	5.2	80,517
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	35,053	1,431,233	2.3	-
Dreyfus Emerging Markets Fund, Cl. Y	94,544	1,121,234	1.8	12,408
Dreyfus Global Real Estate Securities Fund, Cl. Y	(99,399)	832,838	1.3	46,066
Dreyfus High Yield Fund, Cl. I	62,596	2,419,342	3.8	64,958
Dreyfus Intermediate Term Income Fund, Cl. Y	(204,238)	7,239,518	11.5	100,725
Dreyfus International Bond Fund, Cl. Y	(101,646)	1,915,786	3.0	12,650
Dreyfus International Equity Fund, Cl. Y	44,340	1,330,024	2.1	22,955
Dreyfus International Stock Index Fund, Investor Shares	16,334	1,183,003	1.9	32,583

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	150,726	1,591,827	2.5	74,429
Dreyfus Research Growth Fund, Cl. Y	59,601	6,521,459	10.3	336,678
Dreyfus Smallcap Stock Index Fund, Investor Shares	98,030	1,866,040	3.0	113,483
Dreyfus Strategic Value Fund, Cl. Y	566,209	5,081,203	8.0	138,813
Dreyfus Structured Midcap Fund, Cl. Y	185,245	1,769,714	2.8	18,894
Dreyfus Ultra Short Income Fund, Institutional Shares	36,074	9,143,566	14.5	35,710
Dreyfus U.S. Equity Fund, Cl. Y	(52,737)	4,231,629	6.7	339,591
Dreyfus/Newton International Equity Fund, Cl. Y	(6,305)	1,268,748	2.0	18,167
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	103,460	1,705,555	2.7	35,171
International Stock Fund, Cl. Y	(9,419)	981,587	1.6	12,092
TOTAL	884,932	63,183,426	100.1	2,218,206

† Includes reinvested dividends/distributions.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

16

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $1,006,560 and long-term capital gains $2,125,274. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaking, amounted to $18,116 during the period ended February 28, 2017.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2017, the fund was charged $76,765 pursuant to the Shareholder Services Plan of which $3,664 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $9,856 for transfer agency services and $795 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $594.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $551 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $4,483 for services performed by the Chief Compliance Officer and his staff.

18

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $12,008, custodian fees $3,850, Chief Compliance Officer fees $3,736 and transfer agency fees $5,191, which are offset against an expense reimbursement currently in effect in the amount of $3,529.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $3,182,881 and $4,316,740, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $5,352,370, consisting of $6,988,377 gross unrealized appreciation and $1,636,007 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

20

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods, except for the four-year period when it was at the median and the five-year period when it was above the median, and below the Performance Universe median for all periods. The Board noted the proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when it was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indexes showing that the fund’s return was at or above the return of the fund’s customized blended index for five of the six calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee and the fund’s total expenses (including acquired fund fees and expenses) were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2018, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses but including acquired fund fees and expenses) do not exceed 1.05% of the fund’s average daily net assets and that the expense limitation would be extended until January 1, 2018.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was somewhat concerned with the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board noted that fund does not pay a fee to Dreyfus pursuant to the Agreement.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the

22

investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

23

NOTES

24

NOTES

25

For More Information

Dreyfus Moderate Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6269SA0217

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)